Assets held for sale	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Assets held for sale
(5)	Assets held for sale

	2013	2014
Flight equipment—aircraft	127,227	—

	127,227	—

The Company had no aircraft classified as held for sale at December 31, 2014 (December 31, 2013: one aircraft with a carrying value of US$127.2m). The aircraft held for sale at December 31, 2013 was sold in 2014.